RESTRUCTURING (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Year 2009 and Prior Initiatives [Member]	Sep. 30, 2012 Year 2009 and Prior Initiatives [Member] Predecessor [Member]	Dec. 31, 2011 Year 2009 and Prior Initiatives [Member] Predecessor [Member]	Dec. 31, 2012 Year 2010 Initiatives [Member]	Sep. 30, 2012 Year 2010 Initiatives [Member] Predecessor [Member]	Dec. 31, 2011 Year 2010 Initiatives [Member] Predecessor [Member]	Dec. 31, 2012 Year 2011 Initiatives [Member]	Sep. 30, 2012 Year 2011 Initiatives [Member] Predecessor [Member]	Dec. 31, 2011 Year 2011 Initiatives [Member] Predecessor [Member]	Dec. 31, 2012 Year 2012 Initiatives [Member]	Sep. 30, 2012 Year 2012 Initiatives [Member] Predecessor [Member]	Dec. 31, 2011 Year 2012 Initiatives [Member] Predecessor [Member]
Restructuring Reserve	0.9	0.4	0.4	1.3	3.3	0.2	0.2	0.2	0	0	0.1	0	0	1.0	0.7	0.2	0